Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Unremitted earnings of subsidiaries	$ 18,700.0	$ 16,200.0
Allied World, Falcon and Farmers Edge
Income Taxes
Unused losses which generate the deferred income tax assets not recorded	169.1	208.1
Canada
Income Taxes
Unused losses which generate the deferred income tax assets not recorded	2,134.3	2,016.5
Europe
Income Taxes
Unused losses which generate the deferred income tax assets not recorded	732.1	703.6
United States
Income Taxes
Unused losses which generate the deferred income tax assets not recorded	$ 355.8	375.6
Switzerland | Allied World
Income Taxes
Operating loss carryforward, expiration period	7 years
Operating and capital losses
Income Taxes
Deferred income tax assets not recorded	$ 935.9	$ 965.7